INCOME TAXES (Narrative) (Details) $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2016 MXN ($)	Jun. 30, 2016 USD ($)	Oct. 12, 2010 MXN ($)
Disclosure Of Income Tax [Line Items]
Percentage of environmental royalty tax		0.50%	0.50%
Royalty expense for environmental royalty			$ 1,026	$ 938
Minera Santa Cruz y Garibaldi SA de CV [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments							$ 122.9	$ 7,200	$ 238.0
Tax Assessments, taxes owed							41.8	2,500
Tax Assessments , inflationary charges							17.7	1,000
Tax Assessments , interest							40.4	2,400
Tax Assessments , penalties							23.0	$ 1,400
Tax Assessments interest and penalties							$ 122.9
Tax Assessments , increase in interest charges		$ 19.6	1,153
Tax Assessments , increase in inflationary charges		29.3	1,725
Net assets			964
Allowance for transferring the shares and assets			964
Cubo [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments					$ 58.5	$ 2,900
Tax Assessments, taxes owed					24.1	1,200
Tax Assessments , inflationary charges					3.0	100
Tax Assessments , interest					10.4	500
Tax Assessments , penalties					$ 21.0	$ 1,100
Re-payment of value added taxes		14.7	600
Tax Assessments , increase in interest charges	$ 3,500	9.9	500
Tax Assessments , increase in inflationary charges		$ 1.6	100
Income tax receivable			4,262
Foreign currency adjustment on income tax receivable			$ 692